Trade Payables	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Trade payables [Abstract]
TRADE PAYABLES

NOTE 13 — TRADE PAYABLES

Trade payables consist of the following:

	As of September 30, 2025	As of March 31, 2025
	(US$)	(US$)
Trade payables due to related parties	3,300	2,525,892
Employee related payables	66,324	3,904,446
Others	14,098,094	40,537
	14,167,718	6,470,875

NOTE 12 — TRADE PAYABLES

Trade payables consist of the following:

	As of March 31, 2025	As of March 31, 2024
	(US$)	(US$)
Trade payables due to related parties	$2,525,892	$3,036,901
Trade payables – others	3,904,446	5,345,807
Employee related payables	40,537	47,446
Total	$6,470,875	$8,430,154